FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in GBP against USD, Impact of 10 Percent Favourable Change in Profit (loss)	$ 36	$ (1,832)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in GBP against USD, Impact of 10 Percent Adverse Change in Profit (loss)	(36)	1,832
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in GBP against USD, Impact of 10 Percent Favourable Change in Increase (Decrease) in Shareholders’ Equity	104	(9)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in GBP against USD, Impact of 10 Percent Adverse Change in Increase (Decrease) in Shareholders’ Equity	(104)	9
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Favourable Change in Profit (loss)	454	353
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Adverse Change in Profit (loss)	(454)	(353)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Favourable Change in Increase (Decrease) in Shareholders’ Equity	455	384
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Adverse Change in Increase (Decrease) in Shareholders’ Equity	(455)	(384)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in SGD against USD, Impact of 10 Percent Favourable Change in Profit (loss)	(2,108)	(2,348)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in SGD against USD, Impact of 10 Percent Adverse Change in Profit (loss)	2,108	2,348
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in SGD against USD, Impact of 10 Percent Favourable Change in Increase (Decrease) in Shareholders’ Equity	(3)	(6)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in SGD against USD, Impact of 10 Percent Adverse Change in Increase (Decrease) in Shareholders’ Equity	$ 3	$ 6